Patents and Trademarks, net	6 Months Ended
Jun. 30, 2012
Patents and Trademarks, net [Abstract]
Patents and Trademarks, net
5.  Patents and Trademarks, net

Patents and Trademarks was $933 and $968 as of June 30, 2012 and December 31, 2011, respectively, and it primarily consists of purchased patent rights and internally developed patents.

Purchased patent rights represent the exclusive right to commercialize the bulk amorphous alloy and other amorphous alloy technology acquired from California Institute of Technology ("Caltech"), a shareholder, through a license agreement with Caltech and other institutions. All fees and other amounts payable by the Company for these rights and licenses have been paid or accrued in full, and no further royalties, license fees or other amounts will be payable in the future under the License Agreements.

In addition to the purchased and licensed patents, the Company has internally developed patents. Internally developed patents include legal and registration costs incurred to obtain the respective patents. The Company currently holds various patents and numerous pending patent applications in the United States, as well as numerous foreign counterparts to these patents outside of the United States.

Amortization expense for Patents and Trademarks was $32 and $70 for the three and six months ended June 30, 2012. Amortization expense for Patents and Trademarks was $34 and $68 for the three and six months ended June 30, 2011.